Major Customers	12 Months Ended
Dec. 31, 2018
Major Customers
Major Customers

5.	MAJOR CUSTOMERS

There were three customers with a concentration of 10% or higher of the Company’s revenue, two at 13% and one at 12% for the year ended December 31, 2018, and three customers, at 24% and two at 12%, for the year ended December 31, 2017.